Note Loans (Loans held-for-sale, by main loan categories) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, at lower of cost or fair value	$ 137,000	$ 106,104
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, at lower of cost or fair value	45,074	309
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, at lower of cost or fair value	95	0
Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, at lower of cost or fair value	91,831	100,166
Legacy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, at lower of cost or fair value	0	319
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale, at lower of cost or fair value	$ 0	$ 5,310